Description of Organization and Business Operations - Additional Information (Detail) - Zanite Acquisition Corp [Member] - USD ($)			3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 23, 2020	Nov. 19, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Feb. 03, 2022	Aug. 07, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offer		$ 232,300,000
Warrants issued price per warrant		$ 10.1
Transaction costs			$ 13,143,093	$ 13,143,093	$ 13,143,093
Underwriting fees Paid		$ 4,600,000
Deferred underwriting fees		8,050,000
Other offering costs		$ 493,093
Cash			$ 24,678	1,971,811	$ 475,339
Percentage of fair market value of target business to net assets held in the trust account			80.00%		80.00%
Percentage of redeeming shares of public shares without the company's prior written consent			15.00%		15.00%
Percentage of timing of the company's obligation to redeem public shares before business combination			100.00%		100.00%
Expenses payable on dissolution			$ 100,000		$ 100,000
Per share value of the assets remaining available for distribution			10.30%		10.30%
Per share amount in the trust account for distribution to the public shareholders			10.30%		10.30%
Per public share due to reductions in the value of the trust assets			$ 10.3		$ 10.3
Working capital deficit			$ 5,750,000		$ 4,170,000
Related party transaction amounts of transaction			25,000		25,000
Related Party Loans [Member]
Subsidiary, Sale of Stock [Line Items]
Working capital loans			1,500,000	1,500,000	1,500,000
Long-term Debt, Gross			0	0	$ 0
Debt instrument face value			0
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Related party transaction amounts of transaction			25,000	$ 25,000
Repayment of notes payable to related party current	$ 90,093
Sponsor [Member] | Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Long-term Debt, Gross			$ 150,000			$ 150,000
Debt instrument face value						$ 2,000,000
Asset Held in Trust [Member]
Subsidiary, Sale of Stock [Line Items]
Redemption of share, price per share			$ 10.3		$ 10.3
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination, net tangible assets acquired			$ 5,000,001		$ 5,000,001
Minimum [Member] | Prospective Acquiree [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination issued and outstanding voting securities			50.00%		50.00%
Maximum [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument face value							$ 300,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues		23,000,000
Sale of stock issue price per share		$ 10	$ 11.5		$ 11.5
Proceeds from initial public offer		$ 230,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues		3,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued during the period		9,650,000
Warrants issued price per warrant		$ 1		$ 1
Proceeds from warrants issued		$ 9,650,000